Deferred taxation - Summary of reconciliation of changes in deferred tax liability asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred taxation, beginning balance	$ 1,381	$ 1,040
Adjustment on currency translation	1	(10)
(Charged)/credited to the income statement	(302)	393
(Charged) to the statement of comprehensive income	(12)	(32)	$ 153
Newly consolidated operations	(817)	0
Other movements	(57)	(10)
Deferred taxation, ending balance	194	1,381	$ 1,040
– deferred tax assets	4,288	4,016
– deferred tax liabilities	$ (4,094)	$ (2,635)